Cash (Details) - Schedule of Cash on Hand and Demand Deposits - USD ($) $ in Thousands	Jun. 30, 2024		Dec. 31, 2023
Schedule of Cash on Hand and Demand Deposits [Line Items]
Total	$ 34,187		$ 25,856
RMB [Member]
Schedule of Cash on Hand and Demand Deposits [Line Items]
Total	30,470		22,125
HKD [Member]
Schedule of Cash on Hand and Demand Deposits [Line Items]
Total		[1]	2
USD [Member]
Schedule of Cash on Hand and Demand Deposits [Line Items]
Total	$ 3,717		$ 3,729

[1]	represents amount less than $1,000.